Expense Example, No Redemption - Retail Class - Transamerica High Yield Muni	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	415	639	881	1,574	154	542	956	2,112	78	264	467	1,052